Financial Risk Management - Credit Risk - Schedule of Issuer Credit Rating (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Significant unobservable inputs (Level 3)
Disclosure of external credit grades [line items]
Financial assets	$ 8,343.2	$ 5,176.8	$ 4,935.1
Private placement debt securities | Significant unobservable inputs (Level 3)
Disclosure of external credit grades [line items]
Financial assets	2,795.8	1,774.2	$ 1,420.1
Private placement debt securities | Significant unobservable inputs (Level 3) | Market approach
Disclosure of external credit grades [line items]
Financial assets	$ 1,659.4	$ 775.4
Percentage of loan-to-value ratios	60.00%	60.00%
Chorus Aviation
Disclosure of external credit grades [line items]
Financial assets	$ 90.6	$ 153.0
Atlas
Disclosure of external credit grades [line items]
Financial assets	0.0	575.9
Bonds | Blackberry Limited
Disclosure of external credit grades [line items]
Financial assets	535.1	438.6
Bonds | Mosaic Capital Corporation (Mosaic Capital)
Disclosure of external credit grades [line items]
Financial assets	$ 129.3	$ 0.0
Credit risk | AAA/Aaa
Disclosure of external credit grades [line items]
Percent	36.10%	22.10%
Credit risk | AA/Aa
Disclosure of external credit grades [line items]
Percent	3.00%	4.90%
Credit risk | A/A
Disclosure of external credit grades [line items]
Percent	12.80%	25.10%
Credit risk | BBB/Baa
Disclosure of external credit grades [line items]
Percent	13.20%	28.20%
Credit risk | BB/Ba
Disclosure of external credit grades [line items]
Percent	12.40%	3.20%
Credit risk | B/B
Disclosure of external credit grades [line items]
Percent	0.80%	0.30%
Credit risk | Lower than B/B
Disclosure of external credit grades [line items]
Percent	0.40%	0.40%
Credit risk | Unrated
Disclosure of external credit grades [line items]
Percent	21.30%	15.80%
Credit risk | Total investment in debt instruments
Disclosure of external credit grades [line items]
Percent	100.00%	100.00%
At cost | Credit risk | AAA/Aaa
Disclosure of external credit grades [line items]
Financial assets	$ 5,248.2	$ 3,574.3
At cost | Credit risk | AA/Aa
Disclosure of external credit grades [line items]
Financial assets	435.0	779.1
At cost | Credit risk | A/A
Disclosure of external credit grades [line items]
Financial assets	1,838.4	3,856.5
At cost | Credit risk | BBB/Baa
Disclosure of external credit grades [line items]
Financial assets	1,749.9	4,157.4
At cost | Credit risk | BB/Ba
Disclosure of external credit grades [line items]
Financial assets	1,840.9	489.6
At cost | Credit risk | B/B
Disclosure of external credit grades [line items]
Financial assets	115.0	41.7
At cost | Credit risk | Lower than B/B
Disclosure of external credit grades [line items]
Financial assets	58.4	62.4
At cost | Credit risk | Unrated
Disclosure of external credit grades [line items]
Financial assets	2,935.3	2,458.9
At cost | Credit risk | Total investment in debt instruments
Disclosure of external credit grades [line items]
Financial assets	14,221.1	15,419.9
At fair value | Credit risk | AAA/Aaa
Disclosure of external credit grades [line items]
Financial assets	5,237.3	3,604.8
At fair value | Credit risk | AA/Aa
Disclosure of external credit grades [line items]
Financial assets	437.7	805.1
At fair value | Credit risk | A/A
Disclosure of external credit grades [line items]
Financial assets	1,865.5	4,086.6
At fair value | Credit risk | BBB/Baa
Disclosure of external credit grades [line items]
Financial assets	1,914.6	4,590.8
At fair value | Credit risk | BB/Ba
Disclosure of external credit grades [line items]
Financial assets	1,808.3	518.8
At fair value | Credit risk | B/B
Disclosure of external credit grades [line items]
Financial assets	114.8	42.9
At fair value | Credit risk | Lower than B/B
Disclosure of external credit grades [line items]
Financial assets	62.9	63.8
At fair value | Credit risk | Unrated
Disclosure of external credit grades [line items]
Financial assets	3,092.5	2,582.5
At fair value | Credit risk | Total investment in debt instruments
Disclosure of external credit grades [line items]
Financial assets	$ 14,533.6	$ 16,295.3